CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Restricted Cash	$ 45,150	$ 8,651
Due from Cycurion- promissory note	$ 185,000
Financing Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Due from Sponsor	$ 63,319	$ 99,961
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Sponsor	Sponsor
Prepaid expenses and other assets	$ 20,250	$ 9,338
Total current assets	313,719	117,950
Investments held in Trust Account	2,600,462	3,293,966
TOTAL ASSETS	2,914,181	3,411,916
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,852,546	1,099,166
Due to Trust Account	63,319	99,961
Loan payable	576,175	$ 204,222
Promissory note- related party	$ 230,000
Notes Payable, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Advance from sponsor	$ 76,000
Other Liability, Current, Related Party [Extensible Enumeration]	Sponsor	Sponsor
Derivative liability-Forward Purchase Agreement	$ 0	$ 665,116
Excise tax payable	1,149,502	1,143,296
Income tax payable	12,500	72,824
Franchise tax payable	18,000	21,247
Total liabilities	3,978,042	3,305,832
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding (excluding 246,472 and 305,410 shares subject to possible redemption) as of September 30, 2024 and December 31, 2023, respectively	324	324
Additional paid-in capital	119,521
Accumulated deficit	(3,862,137)	(3,202,604)
Total stockholders' deficit	(3,742,292)	(3,202,280)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	2,914,181	3,411,916
Sponsor
CURRENT ASSETS
Due from Sponsor		99,961
Common stock subject to possible redemption
CURRENT LIABILITIES
Common stock subject to possible redemption, $0.0001 par value, 246,472 and 305,410 shares at redemption value of approximately $10.87 and $10.83 per share as of September 30, 2024 and December 31, 2023, respectively	$ 2,678,431	$ 3,308,364